Annual Total Returns[BarChart] - PIMCO StocksPLUS Absolute Return Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.81%	26.57%	30.41%	14.44%	(2.16%)	14.77%	23.90%	(5.73%)	33.12%	18.82%